Putnam Investments
One Post Office Square
Boston, MA 02109
February 1, 2013

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (Securities Act File No. 333-515 and Investment Company Act File No. 811-07513)
(the “Trust”), on behalf of Putnam Money Market Liquidity Fund (the “Fund”) — Post-Effective
Amendment No. 160 to the Trust’s Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No 160 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 28, 2013.

Comments or questions concerning this certificate may be directed to Anne Marie Duffy at 1-800-225-2465, ext. 14824.

Very truly yours,

Putnam Funds Trust
On behalf of
Putnam Money Market Liquidity Fund

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:    James E. Thomas, Esq.